Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2010 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2009 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2011 Cash-Settled SARS [Member]	Dec. 31, 2010 Cash-Settled SARS [Member]	Dec. 31, 2009 Cash-Settled SARS [Member]	Dec. 31, 2010 Performance Stock [Member]	Dec. 31, 2008 Performance Stock [Member]	Dec. 31, 2011 1993 Plan [Member]	Dec. 31, 2010 1993 Plan [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2010 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2009 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock And Non-Vested Stock Units [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock Units [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Shares reserved for issuance												5,100,000
Shares reserved for issuance for all outstanding share-based compensation grants												3,700,000
Stock option grant component, percentage of market price				100.00%
Contractual life				10
Stock awards granted	416,718			416,718							47,927
Weighted-average grant-date fair value	$ 20.83	$ 16.73	$ 8.63	$ 20.83	$ 16.73	$ 8.63
Pre-tax compensation cost				$ 6.9	$ 7.2	$ 6.6	$ (1.2)	$ 1.1	$ 1.1
Total intrinsic value of stock options and stock-settled SARS exercised				7.9	12.3	3.0
Total fair value of stock options and stock-settled SARS vested				6.8	7.6	9.7
Total unrecognized compensation cost				6.4													2.9
Weighted-average period to recognize total unrecognized compensation cost (years)				1.3													1.8
Vesting period for majority of awards (years)				three
Intrinsic value and cash used to settle exercises of cash-settled SARS							0.1	0.1	0
Tax benefit realized				2.7	4.4	2.0
Cash received from stock options exercised	8.1	20.5	7.4	8.1	20.5	7.4
Weighted-average fair value of the non-vested stock and non-vested stock per share																	$ 52.02
Pre-tax (income) expense recognized for cash-settled SARS				6.9	7.2	6.6	(1.2)	1.1	1.1
Liability related to cash-settled SARS							1.3	2.6
Non-vested stock and stock units grants	70,626																	12,384	58,242
Performance stock awards, vested										8,092
Performance stock awards recorded as expense										0.4
Compensation cost recognized												0.3	0.2	2.4	2.1	0.7
Additional paid-in capital representing excess tax benefits available to absorb potential future tax deficiencies												$ 71.7	$ 70.3